Average Annual Total Returns{- Fidelity® SAI International Low Volatility Index Fund} - 10.31 Fidelity SAI Low Volatility Index Funds Combo PRO-10 - Fidelity® SAI International Low Volatility Index Fund
	Fidelity® SAI International Low Volatility Index Fund Return Before Taxes Past 1 year	Fidelity® SAI International Low Volatility Index Fund Return Before Taxes Since Inception		Fidelity® SAI International Low Volatility Index Fund After Taxes on Distributions Past 1 year	Fidelity® SAI International Low Volatility Index Fund After Taxes on Distributions Since Inception		Fidelity® SAI International Low Volatility Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity® SAI International Low Volatility Index Fund After Taxes on Distributions and Sales Since Inception		Past 1 year	Since Inception		IXYQQ Past 1 year	IXYQQ Since Inception	IXYXO Past 1 year	IXYXO Since Inception
Total	16.08%	5.60%	[1]	14.48%	4.86%	[1]	10.63%	4.32%	[1]	15.28%	5.72%	[1]	17.57%	[1]	16.74%	6.01%	[1]

[1]	(a)From May 29, 2015